RJD Green Inc. - (A Development Stage Company) Balance Sheets (USD $)	Aug. 31, 2013	Aug. 31, 2012
Current assets
Cash	$ 50	$ 2,754
Total assets	50	2,754
Current liabilities
Due to related party	0	20,980
Total Liabilities	0	20,980
Stockholders' equity (deficit)
Common stock, 750,000,000 and 500,000,000 shares authorized (par value $0.001) as of August 31, 2013 and 2012, respectively; 425,500,000 and 75,500,000 shares issued and outstanding as of August 31, 2013 and 2012, respectively.	4,255	755
Additional paid-in capital	59,844	20,520
Discount on Common Stock	(275)	(275)
Accumulated deficit	(63,774)	(39,226)
Total stockholders' equity (deficit)	50	(18,226)
Total liabilities and stockholders' equity (deficit)	$ 50	$ 2,754